Long Term Debt - Senior Secured Revolving Credit Facility - Additional Information (Detail) (Senior Secured Revolving Credit Facility, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Federal Funds Effective Rate	Dec. 31, 2012 Election One	Dec. 31, 2012 Election Two	Dec. 31, 2012 Election Three	Dec. 31, 2012 Tenth Amendment	Nov. 01, 2012 Tenth Amendment	Oct. 31, 2012 Tenth Amendment	Mar. 27, 2013 Subsequent Event	Dec. 31, 2012 Minimum Times	Dec. 31, 2012 Minimum Eurodollar Rate	Dec. 31, 2012 Minimum Alternate Base Rate	Dec. 31, 2012 Minimum Adjusted Libo Rate	Dec. 31, 2012 Minimum Tenth Amendment Eurodollar Rate	Dec. 31, 2012 Minimum Tenth Amendment Alternate Base Rate	Dec. 31, 2012 Maximum Times	Sep. 30, 2012 Maximum Times	Jun. 30, 2012 Maximum Times	Mar. 31, 2012 Maximum Times	Dec. 31, 2012 Maximum Eurodollar Rate	Dec. 31, 2012 Maximum Alternate Base Rate	Dec. 31, 2012 Maximum Tenth Amendment Eurodollar Rate	Dec. 31, 2012 Maximum Tenth Amendment Alternate Base Rate
Debt Instrument [Line Items]
Amount committed to borrow											$ 20,000
Senior note, maturity date		Apr. 01, 2016	Apr. 01, 2016					Nov. 01, 2017
Write off of deferred financing costs			2,241
Debt issuance costs			10,909
Senior note, borrowing base									500,000	375,000
Senior note, maximum borrowing capacity									750,000	450,000
Senior note, maximum borrowing capacity given exercise of accordion option									850,000
Basis spread on variable rate				0.50%									1.50%	0.50%	1.00%	1.50%	0.50%					2.75%	1.75%	2.50%	1.50%
Commitment fee on unused portion of the borrowing base								0.375%				0.375%						0.50%
Minimal borrowing base utilized before reduction in commitment fees								50.00%
Reduction of borrowing base								25.00%
Current Ratio Covenant												1.0						4.50	4.50	4.50	4.50
Consolidated Net Debt to Consolidated EBITDAX Covenant, one-time cash expenses excluded	$ 4,500
Permitted monetization of derivatives as a percentage of the borrowing base																		5.00%
Days to elect method to eliminate borrowings in excess of borrowing base		10 days
Days to eliminate borrowings in excess of borrowing base					30 days	30 days	30 days
Months over which borrowings in excess of borrowing base may be repaid in equal monthly installments					6 months